Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	Apr. 28, 2012
Supplement Text Block	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated June 15, 2012

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT POLICIES FOR THE

SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND

At a meeting of the Board of Trustees (the “Board”) of GuideStone Funds held on May 21-22, 2012, the Board approved changes to the investment policies of the Small Cap Equity Fund and the International Equity Fund (the “Funds”) as described below. In particular, the Board approved a change from “common stock” to “equity securities” for purposes of broadening the Funds’ respective investments in such securities. For purposes of the Funds’ investments, “equity securities” are defined as stock, stock futures, rights, warrants or securities convertible into stock. This change will become effective 60 days from the date above (on August 14, 2012).

The first bullet point of the Principal Investment Strategies for the Small Cap Equity Fund, found on page 102, is deleted in its entirety and replaced with the following:

The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000® Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of May 31, 2012, the market capitalization in the Russell 2000® Index ranged from $130 million to $3.0 billion. The Fund’s portfolio is not limited to the stocks listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.

The first bullet point of the Principal Investment Strategies for the International Equity Fund, found on page 105, is deleted in its entirety and replaced with the following:

The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated June 15, 2012

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT POLICIES FOR THE

SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND

At a meeting of the Board of Trustees (the “Board”) of GuideStone Funds held on May 21-22, 2012, the Board approved changes to the investment policies of the Small Cap Equity Fund and the International Equity Fund (the “Funds”) as described below. In particular, the Board approved a change from “common stock” to “equity securities” for purposes of broadening the Funds’ respective investments in such securities. For purposes of the Funds’ investments, “equity securities” are defined as stock, stock futures, rights, warrants or securities convertible into stock. This change will become effective 60 days from the date above (on August 14, 2012).

The first bullet point of the Principal Investment Strategies for the Small Cap Equity Fund, found on page 102, is deleted in its entirety and replaced with the following:

The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000® Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of May 31, 2012, the market capitalization in the Russell 2000® Index ranged from $130 million to $3.0 billion. The Fund’s portfolio is not limited to the stocks listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.

International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated June 15, 2012

to

Prospectus dated April 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

IMPORTANT NOTICE REGARDING CHANGES IN INVESTMENT POLICIES FOR THE

SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND

At a meeting of the Board of Trustees (the “Board”) of GuideStone Funds held on May 21-22, 2012, the Board approved changes to the investment policies of the Small Cap Equity Fund and the International Equity Fund (the “Funds”) as described below. In particular, the Board approved a change from “common stock” to “equity securities” for purposes of broadening the Funds’ respective investments in such securities. For purposes of the Funds’ investments, “equity securities” are defined as stock, stock futures, rights, warrants or securities convertible into stock. This change will become effective 60 days from the date above (on August 14, 2012).

The first bullet point of the Principal Investment Strategies for the International Equity Fund, found on page 105, is deleted in its entirety and replaced with the following:

The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.